Significant Accounting Estimates and Judgments	12 Months Ended
Mar. 31, 2018
Significant Accounting Estimates And Judgments
Significant Accounting Estimates and Judgments

38	SIGNIFICANT ACCOUNTING ESTIMATES AND JUDGMENTS

Estimates and judgments are evaluated on a regular basis and are based on historical experience and other factors, such as expectations of future events that are believed to be reasonable under the present circumstances.

The Group makes estimates and assumptions concerning the future. These estimates, by definition, will rarely equal the related actual results. The estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the financial year are highlighted below:

38.1.	Goodwill and trade name

The Group tests annually whether goodwill and trade name have suffered impairment, in accordance with its accounting policy. The recoverable amount of cash-generating units has been determined based on value in use calculations. We use market related information and estimates (generally risk adjusted discounted cash flows) to determine value in use. Cash flow projections take into account past experience and represent management’s best estimate about future developments. Key assumptions on which management has based its determination of fair value less costs to sell and value in use includes estimated growth rates, weighted average cost of capital and tax rates. These estimates, includes the methodology used, can have a material impact on the respective values and ultimately the amount of any goodwill and tradename impairment.

38.2.	Basis of consolidation

The Group evaluates arrangements with special purpose vehicles in accordance with of IFRS 10 – Consolidated Financial Statements to establish how transactions with such entities should be accounted for. This requires a judgment over control such that it is exposed, or has rights, to variable returns and can influence the returns attached to the arrangements.

38.3.	Intangible assets

The Group is required to identify and assess the useful life of intangible assets and determine their income generating life. Judgment is required in determining this and then providing an amortization rate to match this life as well as considering the recoverability or conversion of advances made in respect of securing film content or the services of talent associated with film production.

Accounting for the film content requires Management’s judgment as it relates to total revenues to be received and costs to be incurred throughout the life of each film or its license period, whichever is the shorter. These judgments are used to determine the amortization of capitalized film content costs. The Group uses a stepped method of amortization on first release film content writing off more in year one which recognizes initial income flows and then the balance over a period of up to nine years. In the case of film content that is acquired by the Group after its initial exploitation, commonly referred to as Library, amortization is spread evenly over the lesser of 10 years or the license period. Management’s policy is based upon factors such as historical performance of similar films, the star power of the lead actors and actresses and others. Management regularly reviews, and revises when necessary, its estimates, which may result in a change in the rate of amortization and/or a write down of the asset to the recoverable amount.

The Group tests annually whether intangible assets have suffered any impairment, in accordance with the accounting policy. These calculations require judgments and estimates to be made, and, as with Goodwill, in the event of an unforeseen event these judgments and assumptions would need to be revised and the value of the intangible assets could be affected. There may be instances where the useful life of an asset is shortened to reflect the uncertainty of its estimated income generating life. This is particularly the case when acquiring assets in markets that the Group has not previously exploited.

38.4.	Allowances for doubtful accounts

The Group extends credit to customers and other parties in the normal course of business and maintains an allowance for doubtful accounts for estimated losses resulting from the inability or unwillingness of customers to make required payments. The Group bases such estimates on historical experience, existing economic conditions, and any specific customer collection issues the Group has identified. Uncollectible accounts receivables are written off when a settlement is reached for an amount less than the outstanding balance or when the Group determines that the balance will not be collected. The allowance for doubtful accounts/bad debt for the year ended March 31, 2018 and March 31, 2017, was $4,740 and $2,430 respectively.

38.5.	Credit impairment losses

In case of catalogue sales, the Group provides contractual deferred payment terms up to a year to the trading partners. Further, in several instances the catalogue customers fall behind contractual payment terms. The Group estimates credit impairment losses based on historical experience of collection from catalogue customers multiplied by the incremental borrowing rate applicable to the group of similar class of customer. The credit impairment losses, net of unwinding thereof, recognized in the Statement of Income for the year ended March 31, 2018 and March 31, 2017 was $10,193 and Nil, respectively.

38.6.	Valuation of available-for-sale financial assets

The Group follows the guidance of IAS 39 – Financial Instruments: Recognition and Measurement to determine, where possible, the fair value of its available-for-sale financial assets. This determination, including identification of objective evidence of impairment, requires significant judgment. In making this judgment, the Group evaluates, among other factors, the duration and extent to which the fair value of an investment is less or more than its cost; the financial health of and near-term business outlook for the investee, including factors such as industry and sector performance, changes in technology and operational and financing cash flow.

38.7.	Income taxes and deferred taxation

The Group is subject to income taxes in various jurisdictions. Judgment is required in determining the worldwide provision for income taxes. We are subject to tax assessment in certain jurisdictions. Significant judgment is involved in determining the provision for income taxes including judgment on whether the tax positions are probable of being sustained in tax assessments.

Judgment is also required when determining whether the Group should recognize a deferred tax asset, based on whether Management considers there is sufficient certainty in future earnings to justify the carry forward of assets created by tax losses and tax credits. Judgment is also required when determining whether the Group should recognize a deferred tax liability on undistributed earnings of subsidiaries. Where the ultimate outcome is different than that which was initially recorded there will be an impact on the income tax and deferred tax provisions.

38.8.	Share-based payments

The Group is required to evaluate the terms to determine whether share based payment is equity settled or cash settled. Judgment is required to do this evaluation. Further, the Group is required to measure the fair value of equity settled transactions with employees at the grant date of the equity instruments. The fair value is determined principally by using the Black Scholes model and/or Monte Carlo Simulation Models which require assumptions regarding risk free interest rates, share price volatility, the expected term and other variables. The basis and assumptions used in these calculations are disclosed within Note 28. The aforementioned inputs entered in to the option valuation model that we use to determine the fair value of our share awards are subjective estimates and changes to these estimates will cause the fair value of our share-based awards and related share- based compensations expense we record to vary.

38.9.	Business combinations and deconsolidation

Business combinations are accounted for using the acquisition method under the provisions of IFRS 3 (Revised), “Business Combinations”.

The cost of an acquisition is measured at the fair value of the assets transferred, equity instruments issued and liabilities incurred at the date of acquisition. The cost of the acquisition also includes the fair value of any contingent consideration. Identifiable tangible and intangible assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair value on the date of acquisition. Significant estimates are required to be made in determining the value of contingent consideration and intangible assets.

During fiscal 2018, the Group divested its 51 percent equity interest in Ayngaran Group to the non-controlling investee. The Group recorded the financial asset retained in the former subsidiary on deconsolidation at its fair value and recorded a loss of $ 0.5 million. The discounting of the financial asset was determined using associated credit risk for similar instrument.

Financial liabilities at fair value through profit and loss

The Group has classified the convertible note as a financial liability at fair value through profit or loss and used the valuation models i.e. Black and Scholes and Monte-Carlo simulations to obtain the fair value of share warrant and convertible notes. Key assumptions on which external valuation experts has based their determination of fair value includes risk free rate, weighted average cost of capital, future volatility, proportion of debt to be converted into equity shares. These estimates, includes the methodology used, can have a material impact on the respective values and ultimately the amount of financial liability.